Intangible Assets - Disclosure of key assumptions used to determine the value in use (Details) - Customer Relationships	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Pre-tax valuation discount rate	17.00%
Breakeven discount rate	80.00%
Valuation revenue growth rate	2.40%
Breakeven revenue growth rate	(10.90%)
Breakeven attrition rate	27.40%
Valuation cost growth rate	2.60%
Breakeven cost growth rate	20.60%